Disposal of Subsidiary - Additional Information (Detail) - Consolidated VIEs' principal subsidiaries [Member] - Shanghai Hepai Investment Management Company Limited [Member] - Beijing Paipairongxin Investment Consulting Co., Ltd [Member] - Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] - CNY (¥)
¥ in Thousands
	1 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2016	Sep. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of direct or indirect ownership			100.00%
Consideration in the form of a note in return for ownership interest transferred			¥ 20,000
Gain on disposal of subsidiary			20,611
First installment received		¥ 14,000
Remaining installment received	¥ 6,000
Net liability on disposal			¥ 611